UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Schoolhouse Investments Inc.
Address: 5650 Yonge Street
         Toronto, ON M2M 4H5

Form 13F File Number: 028-11125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger Barton
Title: Vice President, General Counsel & Secretary
Phone: 416.730.5321

Signature,               Place,                and Date of Signing:
Roger Barton             Toronto, Ontario      Friday, May 11, 2007

Report Type (Check only one.): [ ]  13F HOLDINGS REPORT.
                               [X]  13F NOTICE.
                               [ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:        Name
028-10597                    Ontario Teachers' Pension Plan Board